Expense Example, No Redemption {- Fidelity Advisor® Large Cap Fund} - 11.30 Fidelity Advisor Large Cap Fund - AMCIZ PRO-10 - Fidelity Advisor® Large Cap Fund	Jan. 29, 2021 USD ($)
Fidelity Advisor Large Cap Fund-Class A
Expense Example, No Redemption:
1 Year	$ 647
3 Years	801
5 Years	968
10 Years	1,452
Fidelity Advisor Large Cap Fund-Class M
Expense Example, No Redemption:
1 Year	449
3 Years	660
5 Years	888
10 Years	1,543
Fidelity Advisor Large Cap Fund-Class C
Expense Example, No Redemption:
1 Year	156
3 Years	483
5 Years	834
10 Years	1,824
Fidelity Advisor Large Cap Fund - Class I
Expense Example, No Redemption:
1 Year	49
3 Years	154
5 Years	269
10 Years	604
Fidelity Advisor Large Cap Fund-Class Z
Expense Example, No Redemption:
1 Year	37
3 Years	116
5 Years	202
10 Years	$ 456